Business Combination (Details) - CAD ($) $ in Thousands		4 Months Ended	12 Months Ended
	Aug. 22, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 20, 2017
Disclosure of detailed information about business combination [line items]
Date of acquisition	Aug. 22, 2018
Name of acquiree	Raging River Exploration Inc.
Description of acquiree	publicly traded oil and gas producer with light oil producing properties in southwest Saskatchewan and Alberta
Closing price of common shares	3.93
Consideration
Common shares issued	$ 1,238,995
Share-based compensation	3,100		$ 19,534	$ 15,509
Fair value of net assets acquired
Exploration and evaluation assets	97,858
Oil and gas properties	1,748,368
Working capital deficiency excluding bank debt and financial derivatives	(46,773)
Financial derivatives	(5,548)
Bank debt	(316,800)
Asset retirement obligations	(39,960)
Deferred income tax liability	(195,050)
Net assets acquired	1,242,095
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			13,074	$ 0
Issuance costs, net of tax			(551)
Oil and Gas Producer Raging River Exploration, Inc.
Disclosure of detailed information about business combination [line items]
Market discount rate					7.50%
Consideration
Total consideration	$ 1,242,095				$ 1,200,000
Fair value of net assets acquired
Revenue of acquiree since acquisition date		$ 158,800
Operating income since acquisition date		$ 98,600
Estimated increases in revenues			379,500
Estimated increase in operating income			273,200
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			$ 13,074
Shareholders’ capital
Disclosure of detailed information about business combination [line items]
Number of shares issued	(315,300,000)	315,266,000	315,266,000
Fair value of net assets acquired
Issuance costs, net of tax			$ (551)
Shareholders’ capital | Oil and Gas Producer Raging River Exploration, Inc.
Fair value of net assets acquired
Issuance costs, net of tax			551
Other Inflows (Outflows) Of Cash, Classified As Financing Activities, Net Of Tax			$ 200